Schedule of Investments (unaudited) March 31, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.6%
AGL Energy Ltd.	85,983	$495,397
Alumina Ltd.	163,936	246,125
AMP Ltd.(a)	47,652	34,182
APA Group	18,813	149,523
Aristocrat Leisure Ltd.	51,463	1,396,810
Atlas Arteria Ltd.	3,759	18,295
Aurizon Holdings Ltd.	197,571	543,052
Australia & New Zealand Banking Group Ltd.	8,055	165,055
BHP Group Ltd.	121,076	4,667,176
Boral Ltd.	3,805	9,813
Brambles Ltd.	27,444	202,527
Charter Hall Group	3,329	40,455
Coles Group Ltd.	30,789	411,509
Commonwealth Bank of Australia	22,391	1,763,344
CSL Ltd.	7,987	1,594,545
CSR Ltd.	2,976	13,604
Deterra Royalties Ltd.	4,977	17,920
Evolution Mining Ltd.	62,224	205,371
Flight Centre Travel Group Ltd.(a)(b)	4,035	59,031
Glencore PLC	137,822	896,767
Goodman Group	45,459	772,645
GPT Group	4,169	16,081
Harvey Norman Holdings Ltd.	9,183	36,594
IGO Ltd.	1,589	16,610
Iluka Resources Ltd.	2,540	21,365
Insignia Financial Ltd.	6,124	16,828
JB Hi-Fi Ltd.	8,425	340,540
Macquarie Group Ltd.	7,631	1,154,067
Medibank Pvt Ltd.	692,244	1,590,449
Metcash Ltd.	8,956	30,320
Mirvac Group	184,030	341,239
National Australia Bank Ltd.	4,741	114,139
Newcrest Mining Ltd.	42,586	860,552
Northern Star Resources Ltd.	44,161	356,277
Nufarm Ltd.	1	5
Origin Energy Ltd.	7,209	33,556
Orora Ltd.	8,543	23,054
OZ Minerals Ltd.	3,425	68,304
Pilbara Minerals Ltd.(a)	4,572	10,801
Pro Medicus Ltd.	346	12,534
QBE Insurance Group Ltd.	44,865	384,732
Qube Holdings Ltd.	10,896	25,392
REA Group Ltd.	15,297	1,533,514
Rio Tinto Ltd.	8,550	764,371
Santos Ltd.	53,823	312,055
Scentre Group	544,707	1,238,477
Shopping Centres Australasia Property Group	7,657	16,657
Sonic Healthcare Ltd.	3,504	92,513
South32 Ltd.	219,338	833,765
Stockland	93,376	295,909
Telstra Corp. Ltd.	11,213	33,128
Wesfarmers Ltd.	1,104	41,427
Westpac Banking Corp.	16,718	302,037
WiseTech Global Ltd.	13,449	506,204
Woodside Petroleum Ltd.	26,437	635,318
Worley Ltd.	14,500	140,075

		25,902,035

Austria — 0.6%
ams-OSRAM AG(a)	2,503	38,313
ANDRITZ AG	6,535	301,811

Security	Shares	Value

Austria (continued)
BAWAG Group AG(c)	7,877	$397,466
Erste Group Bank AG	17,888	652,312
Raiffeisen Bank International AG	6,257	88,831
Verbund AG	183	19,326

		1,498,059

Belgium — 0.7%
Anheuser-Busch InBev SA	2,912	174,103
D’ieteren Group	191	32,161
Elia Group SA	559	85,287
Groupe Bruxelles Lambert SA	7,356	761,171
KBC Group NV	154	11,050
Solvay SA(b)	6,725	662,786
Warehouses De Pauw CVA	6,250	269,662

		1,996,220

China — 0.1%
Budweiser Brewing Co. APAC Ltd.(c)	44,200	116,717
Wilmar International Ltd.	17,800	61,645

		178,362

Denmark — 1.8%
AP Moeller - Maersk A/S, Class B	85	255,422
Carlsberg A/S, Class B	1,661	203,907
Coloplast A/S, Class B	1,194	180,818
Demant A/S(a)	362	16,382
DSV A/S	110	21,082
Genmab A/S(a)	1,346	486,112
H Lundbeck A/S	1,034	23,824
ISS A/S(a)	636	11,303
Jyske Bank AS(a)	203	11,034
Novo Nordisk A/S, Class B	31,873	3,535,228
Novozymes A/S, B Shares	2,013	138,020
Tryg A/S	1,247	30,320

		4,913,452

Finland — 1.5%
Kesko OYJ, B Shares	15,877	438,365
Kone OYJ, Class B	19,051	996,940
Neste OYJ	5,951	271,325
Nokia OYJ(a)	222,009	1,222,608
Nordea Bank Abp	102,719	1,057,183
Valmet OYJ	406	12,602

		3,999,023

France — 11.7%
Air France-KLM(a)	6,546	29,349
Air Liquide SA	11,441	2,001,532
Airbus SE(a)	248	29,926
Amundi SA(c)	8,799	601,683
Arkema SA	593	70,887
Atos SE	2,918	79,680
AXA SA	33,233	972,874
BioMerieux	191	20,386
BNP Paribas SA	2,746	156,919
Capgemini SE	8,946	1,985,143
Carrefour SA	37,467	815,359
Credit Agricole SA(b)	30,480	364,192
Dassault Systemes SE	9,561	469,719
Electricite de France SA	111,078	1,042,599
Engie SA	114,583	1,506,422
Eurazeo SE	241	20,262
Hermes International	1,162	1,644,632
Kering SA	3,100	1,957,114
Klepierre SA	14,798	393,983

Schedule of Investments (unaudited) (continued) March 31, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Legrand SA	6,411	$609,535
L’Oreal SA	8,840	3,531,094
LVMH Moet Hennessy Louis Vuitton SE	3,912	2,792,380
Pernod Ricard SA	4,757	1,045,165
Publicis Groupe SA	3,419	207,511
Remy Cointreau SA	237	48,876
Renault SA(a)	3,192	83,439
Rubis SCA	32,762	962,969
Safran SA	102	12,009
Sanofi	5,653	577,960
Sartorius Stedim Biotech	563	230,500
Schneider Electric SE	16,010	2,687,924
Societe Generale SA	40,697	1,090,978
Sodexo SA	490	39,874
Teleperformance	2,374	904,252
Thales SA	1,525	190,984
TotalEnergies SE	28,304	1,432,169
Unibail-Rodamco-Westfield(a)(b)	943	70,638
Vinci SA	7,429	759,040
Wendel SE	111	11,304

		31,451,262

Germany — 7.5%
AIXTRON SE	647	14,112
Allianz SE, Registered Shares(b)	12,995	3,103,311
Bayer AG, Registered Shares	19,594	1,340,211
Bayerische Motoren Werke AG	14,186	1,225,919
Commerzbank AG(a)	1,746	13,268
Deutsche Boerse AG	6,827	1,228,933
Deutsche Post AG, Registered Shares	51,473	2,457,932
Deutsche Telekom AG, Registered Shares	8,715	162,309
DWS Group GmbH & Co. KGaA(c)	8,310	303,706
E.ON SE	22,927	266,369
Evonik Industries AG	55,037	1,526,861
Fraport AG Frankfurt Airport Services Worldwide(a)	1,185	65,688
Freenet AG	6,482	173,465
Grand City Properties SA	691	13,804
Hochtief AG(b)	2,841	191,377
HUGO BOSS AG	574	33,115
Infineon Technologies AG	6,860	232,074
Jenoptik AG	2	60
LEG Immobilien SE	232	26,420
Mercedes-Benz Group AG, Registered Shares	11,505	807,530
Merck KGaA	1,057	220,738
Nemetschek SE	191	18,342
Rheinmetall AG	77	16,275
SAP SE	21,836	2,420,043
Schaeffler AG	11	68
Scout24 SE(c)	21,185	1,207,801
Siemens AG, Registered Shares	18,870	2,612,877
Symrise AG	541	64,862
Telefonica Deutschland Holding AG	41,633	113,233
Wacker Chemie AG	1,730	294,444

		20,155,147

Hong Kong — 2.6%
AIA Group Ltd.	363,800	3,798,755
ASM Pacific Technology Ltd.	15,900	160,072
Cathay Pacific Airways Ltd.(a)	12,000	11,771
CK Asset Holdings Ltd.	36,500	249,493
Hang Lung Group Ltd.(b)	5,000	10,572
Hysan Development Co. Ltd.	10,000	29,234
Jardine Matheson Holdings Ltd.	4,300	236,500

Security	Shares	Value

Hong Kong (continued)
Kerry Properties Ltd.	148,500	$418,338
Link REIT	12,900	109,859
New World Development Co. Ltd.	16,000	64,914
NWS Holdings Ltd.	11,000	10,067
PCCW Ltd.	91,000	51,144
SITC International Holdings Co. Ltd.	8,000	27,974
Sun Hung Kai Properties Ltd.	13,500	160,616
Swire Properties Ltd.	113,800	281,223
Techtronic Industries Co. Ltd.	80,000	1,281,717
WH Group Ltd.(c)	282,500	177,397

		7,079,646

Ireland — 1.0%
AIB Group PLC	10,185	22,433
Experian PLC	27,404	1,055,756
James Hardie Industries PLC	32,960	988,737
Kerry Group PLC, Class A	1,016	113,631
Kingspan Group PLC	3,354	327,843
Smurfit Kappa Group PLC	1,155	51,302

		2,559,702

Israel — 1.2%
Bank Hapoalim BM.	99,228	982,419
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	23,687	40,588
Isracard Ltd.	271	1,334
Israel Discount Bank Ltd., Class A	94,916	590,298
Mizrahi Tefahot Bank Ltd.	2,119	82,751
Nice Ltd.(a)(b)	3,108	679,800
Paz Oil Co. Ltd.(a)	67	9,829
Shapir Engineering and Industry Ltd.	1,403	13,929
Teva Pharmaceutical Industries Ltd.(a)	86,835	810,540

		3,211,488

Italy — 2.0%
A2A SpA	13,292	22,766
Assicurazioni Generali SpA	9,527	217,903
Banca Generali SpA(b)	5,618	207,867
Banca Mediolanum SpA	39,226	333,325
BPER Banca	136,733	238,479
Davide Campari-Milano NV	5,094	59,086
Enel SpA	73,487	490,654
Eni SpA	3,386	49,379
Hera SpA	27,210	100,246
Intesa Sanpaolo SpA	486,276	1,112,971
Italgas SpA	50,863	326,310
Mediobanca Banca di Credito Finanziario SpA	138,784	1,402,480
Moncler SpA	1,151	63,860
Pirelli & C SpA(c)	16,844	91,396
PRADA SpA	3,200	20,269
Reply SpA	448	73,604
UniCredit SpA	43,605	470,399
UnipolSai Assicurazioni SpA	12,025	35,549

		5,316,543

Japan — 21.4%
Advantest Corp.	13,200	1,030,575
Aeon Mall Co. Ltd.	2,500	33,268
Air Water, Inc.	2,000	28,086
Amada Co. Ltd.	61,200	538,050
Anritsu Corp.	6,100	77,243
Aozora Bank Ltd.(b)	9,500	200,158
Asahi Kasei Corp.(b)	48,900	422,962
Astellas Pharma, Inc.	8,600	134,374
Benesse Holdings, Inc.	7,000	128,434
Bridgestone Corp.	40,400	1,568,157

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Calbee, Inc.	8,500	$163,886
Canon, Inc.	16,400	399,734
Casio Computer Co. Ltd.(b)	46,200	528,873
Chubu Electric Power Co., Inc.	2,300	23,805
Chugai Pharmaceutical Co. Ltd.	17,600	587,284
Chugoku Electric Power Co., Inc.	9,900	68,842
COMSYS Holdings Corp.	400	8,710
Cosmo Energy Holdings Co. Ltd.	1,000	21,421
Daifuku Co. Ltd.	3,700	264,000
Daiichi Sankyo Co. Ltd.	35,600	777,397
Daikin Industries Ltd.	7,500	1,362,029
Daito Trust Construction Co. Ltd.	4,300	456,421
Daiwa House Industry Co. Ltd.	500	13,034
DMG Mori Co. Ltd.	20,700	280,403
Ebara Corp.	1,300	72,112
Eisai Co. Ltd.	15,900	736,624
FANUC Corp.	2,200	386,121
Fast Retailing Co. Ltd.	400	205,063
Fuji Oil Holdings, Inc.	5,300	85,944
FUJIFILM Holdings Corp.	9,000	549,359
Hikari Tsushin, Inc.	1,500	170,529
Hisamitsu Pharmaceutical Co., Inc.	2,800	83,374
Honda Motor Co. Ltd.	6,100	172,910
Hoya Corp.	10,900	1,242,141
Hulic Co. Ltd.	17,400	156,103
Inpex Corp.	95,600	1,124,002
ITOCHU Corp.(b)	36,800	1,244,795
Itochu Techno-Solutions Corp.	400	10,218
Japan Post Bank Co. Ltd.(b)	13,700	110,022
Japan Post Holdings Co. Ltd.(b)	210,800	1,548,167
Japan Tobacco, Inc.	157,400	2,688,011
JFE Holdings, Inc.	1,500	20,991
Kansai Electric Power Co., Inc.	1,700	16,013
Kao Corp.	17,100	698,204
Kawasaki Kisen Kaisha Ltd.	800	52,072
Keyence Corp.	3,700	1,715,699
Komatsu Ltd.	6,300	151,361
Konica Minolta, Inc.	7,100	29,804
Kuraray Co. Ltd.	20,300	174,742
Kyocera Corp.	1,200	67,151
Kyushu Electric Power Co., Inc.	2,900	19,417
Lasertec Corp.	400	66,546
Lawson, Inc.	1,400	53,592
Lintec Corp.	1,000	19,831
Lion Corp.	19,900	221,789
Mani, Inc.	1,300	15,507
Mitsubishi Corp.	11,300	424,052
Mitsubishi Electric Corp.	5,300	60,785
Mitsubishi Materials Corp.	3,700	64,734
Mitsubishi Motors Corp.(a)	11,300	30,349
Mitsui & Co. Ltd.	4,800	130,297
Mitsui Mining & Smelting Co. Ltd.	400	10,929
Mitsui OSK Lines Ltd.	5,100	141,672
MS&AD Insurance Group Holdings, Inc.	36,800	1,194,819
Murata Manufacturing Co. Ltd.	15,600	1,027,615
NEC Corp.	24,700	1,037,664
NET One Systems Co. Ltd.	9,400	218,986
Nexon Co. Ltd.	8,400	200,959
NGK Spark Plug Co. Ltd.	7,900	127,197
Nidec Corp.(b)	5,300	418,610
Nihon Kohden Corp.	400	9,609
Nikon Corp.	10,900	116,390

Security	Shares	Value

Japan (continued)
Nintendo Co. Ltd.	100	$50,476
Nippon Steel Corp.	2,200	38,818
Nippon Telegraph & Telephone Corp.	19,600	569,456
Nippon Yusen KK	4,100	358,645
Nissan Motor Co. Ltd.(a)	38,400	170,624
Nissin Foods Holdings Co. Ltd.	700	49,081
Nitto Denko Corp.	400	28,675
Nomura Real Estate Holdings, Inc.	1,900	45,503
Nomura Research Institute Ltd.	900	29,365
NTT Data Corp.	1,400	27,513
Obic Co. Ltd.	1,900	284,576
Olympus Corp.(b)	57,600	1,091,669
Omron Corp.	13,600	905,060
Otsuka Holdings Co. Ltd.	7,500	259,108
Pigeon Corp.	600	10,552
Rakus Co. Ltd.	1,900	25,502
Recruit Holdings Co. Ltd.	30,600	1,329,479
Relo Group, Inc.	800	11,904
Rohm Co. Ltd.	500	38,820
Santen Pharmaceutical Co. Ltd.	10,100	100,984
SBI Holdings, Inc.	5,300	133,724
Secom Co. Ltd.(b)	3,700	267,665
Seiko Epson Corp.	7,900	118,681
Sekisui House Ltd.	59,600	1,152,853
Shimadzu Corp.	1,500	51,592
Shin-Etsu Chemical Co. Ltd.	9,300	1,412,979
Shionogi & Co. Ltd.	300	18,433
Softbank Corp.	46,800	545,833
SoftBank Group Corp.	19,900	889,722
Sony Group Corp.	6,000	617,254
Subaru Corp.	25,500	405,016
Sumitomo Chemical Co. Ltd.(b)	548,800	2,512,853
Sumitomo Corp.(b)	116,200	2,012,428
Sumitomo Heavy Industries Ltd.	900	20,624
Sumitomo Mitsui Financial Group, Inc.	84,800	2,678,692
Sumitomo Rubber Industries Ltd.	10,400	95,291
Sundrug Co. Ltd.(b)	6,200	151,003
Suntory Beverage & Food Ltd.	4,000	152,461
Suzuki Motor Corp.	3,500	119,946
Taiheiyo Cement Corp.	1,000	16,478
Takeda Pharmaceutical Co. Ltd.	2,900	82,627
TDK Corp.	1,900	68,547
Teijin Ltd.	2,200	24,480
Terumo Corp.(b)	37,600	1,137,719
Toho Gas Co. Ltd.	1,200	26,710
Tohoku Electric Power Co., Inc.	8,600	50,200
Tokio Marine Holdings, Inc.(b)	19,500	1,134,767
Tokyo Electron Ltd.	6,800	3,492,215
Tokyo Gas Co. Ltd.	34,400	629,768
Toshiba Corp.	6,500	246,957
Toyota Motor Corp.(b)	52,800	952,406
Trend Micro, Inc.	8,200	478,864
Unicharm Corp.	38,900	1,397,516
Yamada Holdings Co. Ltd.(a)	174,600	542,811
Yamaha Motor Co. Ltd.	13,100	293,619
Yaskawa Electric Corp.	2,500	97,437

		57,696,008

Luxembourg — 0.1%
RTL Group SA(a)	5,789	320,962
SES SA	5	46

		321,008

Schedule of Investments (unaudited) (continued) March 31, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 0.0%
Fresnillo PLC	11,400	$109,134

Netherlands — 4.4%
Adyen NV(a)(c)	34	67,344
Argenx SE(a)	312	97,616
ASML Holding NV	6,551	4,377,519
ASR Nederland NV	17,702	826,434
Heineken NV	1,763	168,595
IMCD NV	2,752	469,470
ING Groep NV	1,230	12,842
JDE Peet’s NV	977	28,025
Koninklijke Ahold Delhaize NV	44,313	1,425,350
Koninklijke Vopak NV	6,680	216,127
OCI NV(a)	1,819	64,219
PostNL NV	69,442	264,655
Prosus NV	10,500	566,242
QIAGEN NV(a)	556	27,283
Randstad NV	20,114	1,209,955
Wolters Kluwer NV	18,685	1,991,939

		11,813,615

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	37,907	636,086
Infratil Ltd.	1,789	10,207
Mainfreight Ltd.	235	13,607
Spark New Zealand Ltd.	57,457	181,830
Vector Ltd.	5,687	15,889
Xero Ltd.(a)	396	30,012

		887,631

Norway — 1.4%
Aker ASA	226	20,667
Aker BP ASA	6,276	234,087
Aker Carbon Capture ASA(a)	9	23
Aker Offshore Wind AS(a)	9	3
Aker Solutions ASA(a)	13	45
DNB Bank ASA	1,812	40,967
Dolphin Drilling ASA(a)(b)(d)	8	—
Equinor ASA	72,753	2,716,352
Gjensidige Forsikring ASA	2,667	66,134
Golden Ocean Group Ltd.	1,026	12,612
Nordic Semiconductor ASA(a)	1,642	41,828
Norsk Hydro ASA	4,218	40,981
Orkla ASA	11,673	103,709
Telenor ASA	27,075	388,513

		3,665,921

Portugal — 0.5%
EDP - Energias de Portugal SA	126,173	621,009
Jeronimo Martins SGPS SA	32,818	787,302

		1,408,311

Singapore — 1.9%
Ascendas Real Estate Investment Trust(b)	37,100	79,944
City Developments Ltd.	25,800	149,143
DBS Group Holdings Ltd.	20,600	539,765
Jardine Cycle & Carriage Ltd.	61,700	1,135,535
Mapletree Commercial Trust	84,800	117,983
Mapletree Industrial Trust	7,900	15,640
Mapletree Logistics Trust(b)	10,400	14,133
Oversea-Chinese Banking Corp. Ltd.	48,200	437,263
Singapore Airlines Ltd.(a)(b)	8,100	32,644

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	1,112,200	$2,159,614
Suntec Real Estate Investment Trust(b)	11,800	15,173
United Overseas Bank Ltd.	19,400	453,921

		5,150,758

Spain — 2.1%
Acciona SA	4,056	775,244
Banco Bilbao Vizcaya Argentaria SA	123,201	703,468
Banco de Sabadell SA	313,608	256,266
Banco Santander SA	436,051	1,482,541
Bankinter SA	35,857	210,092
Fluidra SA	10,464	302,770
Grifols SA	1,896	34,414
Iberdrola SA	2,536	27,718
Industria de Diseno Textil SA	64,775	1,412,417
Mediaset Espana Comunicacion SA(a)	9	46
Naturgy Energy Group SA	479	14,351
Repsol SA	25,585	335,143

		5,554,470

Sweden — 3.4%
Atlas Copco AB, A Shares	22,828	1,184,908
Atlas Copco AB, B Shares	5,722	259,490
Elekta AB, -B Shares	29,967	236,016
Epiroc AB, Class A	596	12,748
Essity AB, Class B	7,490	176,757
Holmen AB	352	19,648
Indutrade AB	3,841	96,598
Investor AB, B Shares	57,110	1,240,899
L E Lundbergforetagen AB, B Shares	1,890	95,922
Lundin Energy AB	16,714	701,555
Saab AB	30,662	1,107,501
Sagax AB, Class B	4,672	141,772
Samhallsbyggnadsbolaget i Norden AB	6,021	26,876
Swedish Match AB	327,597	2,463,540
Tele2 AB, B Shares	23,753	359,045
Telefonaktiebolaget LM Ericsson, B Shares	110,103	1,003,649

		9,126,924

Switzerland — 8.8%
ABB Ltd., Registered Shares	90,472	2,934,974
Baloise Holding AG, Registered Shares	550	98,228
Banque Cantonale Vaudoise, Registered Shares	1,462	126,491
Belimo Holding AG	38	20,126
Chocoladefabriken Lindt & Spruengli AG	7	83,313
Cie Financiere Richemont SA, Class A, Registered Shares	13,103	1,660,868
DKSH Holding AG	162	13,644
Flughafen Zurich AG(a)	300	53,846
Givaudan SA, Registered Shares	357	1,475,458
IWG PLC(a)	10,004	34,224
Julius Baer Group Ltd.	588	34,042
Kuehne + Nagel International AG, Registered Shares	254	72,118
Logitech International SA, Registered Shares	179	13,305
Lonza Group AG, Registered Shares	1,369	991,982
Nestle SA, Registered Shares	37,175	4,833,443
Novartis AG, Registered Shares(b)	53,854	4,727,924
Partners Group Holding AG	44	54,481
PSP Swiss Property AG	1,540	202,252
Roche Holding AG	6,420	2,549,403
Sika AG, Registered Shares	3,942	1,304,225

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
STMicroelectronics NV	310	$13,474
Straumann Holding AG, Registered Shares	172	274,630
Swatch Group AG	3,234	916,916
Tecan Group AG, Registered Shares	338	133,625
Temenos AG, Registered Shares	1,035	99,556
UBS Group AG, Registered Shares	18,299	357,586
VAT Group AG(c)	542	206,361
Zurich Insurance Group AG	974	481,058

		23,767,553

United Kingdom — 12.5%
Anglo American PLC	26,196	1,361,205
Ashtead Group PLC	36,740	2,313,312
Associated British Foods PLC	26,074	566,409
AstraZeneca PLC	25,908	3,435,735
Avast PLC(c)	4,446	33,057
Bellway PLC	4,879	155,095
BP PLC	485,879	2,381,962
British American Tobacco PLC	90,473	3,799,611
BT Group PLC	47,908	114,227
Centrica PLC(a)	12,789	13,378
CK Hutchison Holdings Ltd	48,500	354,652
Croda International PLC	1,450	149,164
Dechra Pharmaceuticals PLC	249	13,220
Diageo PLC	58,245	2,954,450
Direct Line Insurance Group PLC	10,705	38,574
Dunelm Group PLC	3	43
Electrocomponents PLC	782	11,044
Ferguson PLC	1,704	230,858
Future PLC	3,592	122,055
GlaxoSmithKline PLC	27,328	591,294
Greggs PLC	5,665	181,946
HomeServe PLC	36,098	399,752
Howden Joinery Group PLC	6,636	66,526
HSBC Holdings PLC	30,744	209,999
IG Group Holdings PLC	12,663	136,010
IMI PLC	13,158	234,265
Imperial Brands PLC	25,561	538,435
International Consolidated Airlines Group SA(a)	83,148	154,227
Intertek Group PLC	262	17,873
ITV PLC(a)	370,334	396,340
Lloyds Banking Group PLC	2,586,309	1,574,974
Natwest Group PLC	3,403	9,611
Phoenix Group Holdings PLC	5,455	43,705
RELX PLC	32,243	1,003,329
Rightmove PLC	139,038	1,149,098
Rio Tinto PLC	10,928	873,656
Rolls-Royce Holdings PLC(a)	105,806	139,134
Shell PLC	133,522	3,659,663
Smiths Group PLC	44,302	839,344
Spectris PLC	2,507	85,024
Spirax-Sarco Engineering PLC	205	33,514
SSE PLC	3,000	68,547

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	1,959	$13,004
Subsea 7 SA	7	65
Taylor Wimpey PLC	79,842	135,964
Tesco PLC	182,251	659,804
Tritax Big Box REIT PLC	24,024	76,068
Unilever PLC	39,327	1,783,927
Whitbread PLC(a)	15,435	574,701
WPP PLC	4,216	55,179

		33,753,029

Total Common Stocks — 97.1% (Cost: $249,038,273)		261,515,301

Preferred Securities

Preferred Stocks — 0.3%

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	385	29,821
Fuchs Petrolub SE, Preference Shares	2,021	73,325
Sartorius AG, Preference Shares	1,535	677,463

		780,609

Total Preferred Securities — 0.3% (Cost: $958,814)		780,609

Total Long-Term Investments — 97.4% (Cost: $249,997,087)		262,295,910

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(e)(f)(g)	12,093,645	12,091,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(e)(f)	5,897,807	5,897,807

Total Short-Term Securities — 6.7% (Cost: $17,988,135)		17,989,033

Total Investments — 104.1% (Cost: $267,985,222)		280,284,943

Liabilities in Excess of Other Assets — (4.1)%		(10,937,838)

Net Assets — 100.0%		$269,347,105

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) March 31, 2022	International Tilts Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,394,712	$6,698,709	(a)	$—	$(2,466)	$271	$12,091,226	12,093,645	$7,239	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,557,708	340,099	(a)	—	—	—	5,897,807	5,897,807	987		—

					$(2,466)	$271	$17,989,033		$8,226		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index.	59	06/17/22	$6,326	$277,192

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$25,902,035	$—	$25,902,035
Austria	—	1,498,059	—	1,498,059
Belgium	—	1,996,220	—	1,996,220

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
China	$—	$178,362	$—	$178,362
Denmark	—	4,913,452	—	4,913,452
Finland	—	3,999,023	—	3,999,023
France	—	31,451,262	—	31,451,262
Germany	—	20,155,147	—	20,155,147
Hong Kong	265,734	6,813,912	—	7,079,646
Ireland	113,631	2,446,071	—	2,559,702
Israel	—	3,211,488	—	3,211,488
Italy	—	5,316,543	—	5,316,543
Japan	—	57,696,008	—	57,696,008
Luxembourg	—	321,008	—	321,008
Mexico	—	109,134	—	109,134
Netherlands	28,025	11,785,590	—	11,813,615
New Zealand	—	887,631	—	887,631
Norway	—	3,665,921	—	3,665,921
Portugal	—	1,408,311	—	1,408,311
Singapore	—	5,150,758	—	5,150,758
Spain	46	5,554,424	—	5,554,470
Sweden	—	9,126,924	—	9,126,924
Switzerland	—	23,767,553	—	23,767,553
United Kingdom	432,809	33,320,220	—	33,753,029
Preferred Securities
Preferred Stocks	—	780,609	—	780,609
Short-Term Securities
Money Market Funds	17,989,033	—	—	17,989,033

	$18,829,278	$261,455,665	$—	$280,284,943

Derivative Financial Instruments(a)
Assets
Equity Contracts	$277,192	$—	$—	$277,192

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

7